Significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Significant accounting policies
Significant accounting policies
2.	Significant accounting policies:

The accompanying condensed interim consolidated and combined carve-out financial statements are unaudited and include all adjustments, consisting of normal recurring entries, which management believes to be necessary for a fair presentation for the dates and periods presented. Interim results are not necessarily indicative of results for a full year. The condensed interim consolidated and combined carve-out financial statements have been prepared in accordance with U.S. GAAP for interim financial information. Accordingly, they do not include all financial information and disclosures required by U.S. GAAP for complete financial statements and should be read in conjunction with the Company’s audited consolidated and combined carve-out financial statements for the year ended December 31, 2021.

The Company discloses in its consolidated and combined carve-out financial statements for the year ended December 31, 2021, those accounting policies that it considers significant in determining its results of operations and financial position. There have been no material changes to, or in the application of, the accounting policies previously identified and described in the Company’s consolidated and combined carve-out financial statements for the year ended December 31, 2021.

The Company adopted ASU 2019-12 effective January 1, 2022. The new guidance which simplifies the accounting for income taxes, eliminates certain exceptions with ASC 740 and clarifies certain aspects of the current guidance to promote consistency among reporting entities. The adoption of ASU 2019-12 did not have a material impact on the Company’s condensed interim consolidated and combined carve-out financial statements.

In August 2020, the FASB issued ASU 2020-06 Debt — Debt with Conversion and Other Options (Topic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Topic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with both liability and equity characteristics. Non-public entities and emerging growth companies applying extended transition periods for new or revised accounting standards are required to adopt the update effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the expected impact on the financial statements.

3.	Significant accounting policies:

(a)   Basis of measurement:

These consolidated and combined carve-out financial statements have been prepared on the historical cost basis except as disclosed in these accounting policies.

(b)   Basis of combination:

The consolidated and combined carve-out financial statements include the accounts of the Company and entities controlled by HPX transferred to Ivanhoe Electric at the time of the restructuring. For entities controlled through less than a 100% ownership interest, a non-controlling interest is recorded to reflect the non-controlling interest’s share of the net loss and net assets of the entity.

Principles of consolidation:

The Company consolidates entities in which it has a controlling financial interest based on either the variable interest entity (“VIE”) or the voting interest model.

An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of the equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the entity’s expected losses or the right to receive the entity’s expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.

The Company consolidates entities that are VIEs when the Company determines it is the primary beneficiary. Generally, the primary beneficiary of a VIE is a reporting entity that has (a) the power to direct the activities that most significantly affect the VIE’s economic performance, and (b) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

The Company’s VIE’s are discussed in Note 20 (Earn-in Options) and Note 22 (Non-controlling Interests).

(c)   Foreign currency:

The functional currency and reporting currency of Ivanhoe Electric is the U.S. dollar. Each subsidiary determines its own functional currency based on the primary economic environment in which it operates.

(i)   Foreign currency translation:

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect on the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date, and exchange differences arising on remeasurement are recognized in net loss.

(ii)  Foreign operations:

The assets and liabilities of foreign operations whose functional currency is other than the reporting currency are translated into U.S. dollars at the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are shown as a component of other comprehensive income.

(d)   Cash and cash equivalents:

Cash and cash equivalents comprise deposits held with banks and other short-term highly liquid investments with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value.

(e)   Trade accounts receivable:

Trade accounts receivable are recorded at cost and do not bear interest. Management evaluates all accounts periodically and an allowance is established based on the best facts available. Management considers historical realization data, accounts receivable aging trends, other operational trends and reasonable forecasts to estimate the collectability of receivables. After all reasonable attempts to collect a receivable have been exhausted, the receivable is written off against the allowance for doubtful accounts.

(f)   Inventory:

Inventories are stated at the lower of cost and net realizable value. Cost comprises direct materials and where applicable, direct labor costs and overheads that have been incurred in bringing the inventory to its present location and condition. Cost is calculated using the weighted average cost method. Net realizable value represents the estimated selling price less all estimated costs of completion and costs necessary to make the sale. Where cost exceeds net realizable value, the recorded value of inventory is written down to its net realizable value, and such impairment losses are not reversed in future periods.

(g)   Investments subject to significant influence:

The Company accounts for its investments over which it has significant influence or joint control, but not a controlling financial interest, using the equity method of accounting unless it has elected to account for an investment subject to significant influence at fair value.

Interests in equity-accounted investees are recognized initially at cost. Subsequently, the Company adjusts the carrying amount of the investments to fair value where the fair value option has been elected or recognizes its share of earnings or losses of the investees where applying the equity method.

Where investee’s financial information is not produced in a sufficiently timely manner for the Company to apply the equity method of accounting in its consolidated financial statements, the Company records its share of earnings and losses on a lag, not to exceed three months. When a lag period is applied, the Company discloses all material intervening events.

The Company evaluates its equity method investments for potential impairment whenever events or changes in circumstances indicate that there is an other-than-temporary decline in the value of the investment. Declines in fair value that are deemed to be other-than- temporary are charged to other expenses.

(h)   Other investments

Changes in the fair value for equity securities with a readily determinable fair value are reported in the combined carve-out statement of loss. The Company records equity securities without readily determinable fair values (such as investment in common stock, warrants and options of privately held companies) at cost, less impairment, and makes subsequent adjustments to the carrying values for observable price changes for the identical or a similar investment of the same issuer. Equity securities without readily determinable fair values are written down to their fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying amount.

(i)   Derivatives

Derivative instruments and embedded derivatives on the balance sheet are carried at fair value with changes in fair value recorded in earnings unless hedge accounting applies. The Company has not applied hedge accounting to any derivatives.

(j)   Mineral interests and exploration expense

Direct costs for the acquisition of mineral exploration rights, including option payments, are capitalized and recorded initially at cost as mineral interests. Exploration and evaluation costs are expensed in the period incurred until such time as it has been determined that a mineral property has proven and probable reserves, in which case subsequent evaluation and costs incurred to develop a mineral property are capitalized.

Mineral interests are not amortized until the underlying property is converted to the production stage, at which point the mineral interests are amortized over the estimated recoverable proven and probable reserves.

Exploration and evaluation costs include topographical, geological, geochemical and geophysical studies, exploratory drilling, trenching, sampling, and activities in relation to evaluating the technical feasibility and commercial viability of extracting a mineral resource, as well as value-added taxes in relation to these direct exploration and evaluation costs incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

Exploration and evaluation costs include funding exploration and evaluation costs pursuant to earn-in arrangements through which the Company has the right to fund exploration and evaluation activities on assets owned by a third party and the opportunity to earn into a partial ownership position directly or indirectly in the underlying assets upon reaching specified funding thresholds. Earn-in arrangements generally provide no commitment by the Company for future funding and the Company is not entitled to any economic returns associated with the underlying mineral interests unless the Company chooses to fund to certain levels.

(k)   Property, plant and equipment:

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. Major expenditures for replacements and significant improvements that increase asset values and extend useful lives are capitalized.

The cost of property, plant and equipment, less its estimated residual value, is depreciated over its estimated useful lives using the straight-line method on the following bases:

Asset	Basis
Equipment and vehicles	3 to 10 years
Computer equipment	3 to 5 years
Leasehold improvements	Shorter of useful life and remaining lease term

The useful lives, residual values and depreciation method are reviewed annually, with the effect of any changes in estimate accounted for on a prospective basis.

(l)   Leases:

The Company assesses whether a contract is or contains a lease, at the inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement and if the Company has the right to direct the use of the asset.

The Company recognizes a right-of-use asset (“ROU asset”) and a corresponding lease liability at the commencement of the lease, except the company has elected not to recognize ROU assets and liabilities for leases where the total lease term is less than or equal to 12 months. The Company has elected to treat the lease and non-lease components of office leases as a single lease component.

Lease liabilities are initially measured at the present value of the unpaid lease payments at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease liabilities are subsequently measured by increasing the carrying amount to reflect interest on the lease liability and by reducing the carrying amount to reflect the lease payments made.

Operating Leases

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received.

For operating leases, the Company records the amortization of the ROU assets and the accretion of the lease liabilities as a single lease cost on a straight-line basis over the lease term.

Finance Leases

For finance leases, the ROU asset is subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the ROU asset is amortized over the useful life of the underlying asset. Amortization of the ROU asset is included in depreciation and interest expense on the lease liability is included in interest expense.

(m)   Intangible assets:

Intangible assets with finite useful lives are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over the asset estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in the estimate being accounted for on a prospective basis.

The estimated useful lives of intangibles are:

Asset	Basis
Patents and licenses	5 to 20 years
Software	1 to 5 years
Artificial Intelligence intellectual property	5 years

(n)   Impairment of long-lived assets:

Long-lived assets, such as property, plant, and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values or third-party independent appraisals.

(o)   Revenue recognition:

The Company recognizes revenue from the following major sources:

●	Data processing services;
●	Sale of software licenses; and
●	Sale of renewable energy storage systems.

(i)   Data processing services:

The Company sells data processing services to customers in the mineral, oil & gas and water exploration industries. The Company enters into contracts with customers with single and multiple deliverables or performance obligations. General payment terms are net 15 days. A performance obligation is a promise in a contract with a customer to transfer products or services that are distinct. Determining whether products or services are distinct performance obligations that should be accounted for separately, or combined as one unit of accounting and the allocation of the transaction price to each distinct performance obligation may require significant judgment.

For short term contracts with a single deliverable, the Company recognizes revenue at the point in time when it transfers control of a distinct performance obligation to a customer. Control transfers on the agreed upon deliverable being delivered to the customer, the customer accepting the deliverable and the Company has not retained any significant risk of future obligations with respect to the service being provided.

The Company is also entered into arrangements for the provision of long-term data processing services. Such services are recognized as a performance obligation satisfied over time. Revenue is recognized for these services based on the stage of completion of the contract using the most appropriate measure of progress towards complete satisfaction of the performance obligations. Payment for these services is in accordance with an agreed billing schedule and therefore either (i) a contract asset is recognized over the period in which the services are performed, representing the Company’s right to consideration for the services performed to date, or (ii) a contract liability is recognized until the corresponding services have been provided.

(ii)  Sale of software licenses:

The Company enters into software license agreements where it provides the use of software to the customer. The Company recognizes revenue at the point in time that it satisfies its performance obligation by making the software available for download, meeting customer specific acceptance criteria, where applicable, and having reasonable certainty that the consideration will be received. Revenue is measured based on the consideration specified in a contract with a customer.

(iii) Sale of energy storage systems:

The Company designs, develops, and manufactures energy storage systems as products as well as energy storage solutions and operations & maintenance (“O&M”) services. Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it satisfies a performance obligation by transferring a promised good or service to a customer.

Energy storage systems as products are transferred at a point in time when the customer obtains control of the product, which is typically upon shipment, delivery, installation and commissioning, depending on the contract terms.

Revenue is recognized for sales of battery storage solutions over time based on the estimated progress to completion using a cost-based input method. In applying the cost-based input method of revenue recognition, we use the actual costs incurred relative to the total estimated costs to determine progress towards contract completion and to calculate the corresponding amount of revenue and gross profit to recognize. The cost based input method of revenue recognition is considered a faithful depiction of efforts to satisfy energy storage solutions and therefore reflect the transfer of goods or services to a customer under such contracts. Costs incurred towards contract completion may include costs associated with direct materials, labor, subcontractors, and other indirect costs related to contract performance. The cost-based input method of revenue recognition requires the Company to make estimates of net contract revenues and costs to complete projects.

O&M services are transferred over time when customers receive and consume the benefits provided by the Company’s performance under the terms of service arrangements.

(p)   Contingent liabilities:

(i)   Warranties:

The Company provides maintenance on energy storage products during the warranty period, usually 1 to 5 years. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. The Company accrues for the estimated cost of the warranty on products shipped upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated each reporting period.

(ii)  Asset retirement obligations:

The Company recognizes asset retirement obligations arising from regulatory, contractual or other legal requirements to perform certain property and asset reclamation activities at the end of the respective asset life. Asset retirement obligations are recorded when environmental disturbance occurs, accompanied by a legal obligation to remediate. Asset retirement obligations, or increases therein, are initially measured at fair value and subsequently adjusted for accretion expense and changes in the amount or timing of the estimated cash flows.

(q)   Research and development costs:

Expenditure on research and development activities is recognised as an expense in the period in which it is incurred.

(r)   Share-based compensation:

The Company recognizes employee stock-based compensation as an expense in the consolidated and combined carve-out financial statements. Equity-classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes option valuation model using the grant date stock price, dividend yield, estimated amounts for volatility of the Company’s stock, the expected life of the awards and the risk-free interest rate. Compensation expense is recognized over the requisite service period for each separate tranche of the award. Forfeitures are accounted for as they occur.

(s)   Income taxes:

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of uncertain income tax positions if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties, if any, in general and administrative expenses.

Each reporting period, the Company reviews its deferred tax assets for the possibility they will not be realized. A valuation allowance will be recorded if it is more likely than not that a deferred tax asset will not be realized.

(t)   Fair value measurements:

The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs, to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (Note 26):

●	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities accessible at the measurement date.
●	Level 2: Quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, quoted prices or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability, and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

(u)   Net loss per share:

Basic and diluted loss per share attributable to common stockholders are computed by dividing the net loss available to common stockholders by the weighted-average number of common shares outstanding for the respective period presented.

The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period, except to the extent they are antidilutive.

(v)   Convertible debt:

Upon the issuance of convertible debt, the Company evaluates embedded conversion features within convertible debt to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in the statement of consolidated and combined loss. If the conversion feature does not require derivative treatment, the instrument is evaluated for consideration of any beneficial conversion features or cash conversion features.

The equity component, if any, is treated as a discount on the liability component of the convertible debt, which is amortized over the term of the convertible debt using the effective interest rate method. When it has been determined an instrument does not have an equity component, the Company may elect to account for the instrument at fair value with changes in fair value recorded in the statement of consolidated and combined loss, except with respect to changes in value caused by changes in the Company’s own credit risk.

(w)   Debt and equity issuance costs:

Debt issuance costs directly related to a debt liability, including fees, commissions and legal expenses, are deferred and presented as a direct reduction from the carrying amount of the debt and amortized on an effective interest rate method over the term of the liability. Amortization of debt issuance costs is included in interest expense in the Company’s consolidated and combined carve-out statement of loss.

For debt where the company has elected fair value accounting under ASC 825, debt issuance costs are expensed on recognition in the Company’s consolidated and combined carve-out statement of net loss.

Costs directly attributable to the issuance of equity in the Company are netted against the gross proceeds of the equity.